UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue
Total revenue	$ 40,991,804	$ 34,094,368
Cost of revenue
Cost of revenue	37,010,330	30,493,854
Gross profit	3,981,474	3,600,514
Operating expenses:
Selling and marketing	58,604	66,471
General and administrative	889,714	1,064,198
Research and development	119,339	113,652
Total operating expenses	1,067,657	1,244,321
Income from operations	2,913,817	2,356,193
Other income (expenses)
Interest expense	(114,206)	(62,438)
Interest income	195	654
Investment income		20,282
Other income	452,162	64,598
Other non-operating expenses	(66,239)	(17,393)
Total other income (expenses), net	271,912	5,703
Income before income tax provisions	3,185,729	2,361,896
Provision for income taxes	506,342	434,701
Net income	2,679,387	1,927,195
Other comprehensive income
Foreign currency translation adjustment	535,001	603,745
Comprehensive income	$ 3,214,388	$ 2,530,940
Earnings per share - basic (in dollars per share)	$ 0.11	$ 0.09
Earnings per share - diluted (in dollars per share)	$ 0.11	$ 0.09
Weighted average number of ordinary shares- basic (in shares)	23,437,500	22,000,000
Weighted average number of ordinary shares- diluted (in shares)	23,437,500	22,000,000
Non-related party
Revenue
Total revenue	$ 29,263,334	$ 24,747,746
Cost of revenue
Cost of revenue	37,010,330	30,493,854
Related party
Revenue
Total revenue	$ 11,728,470	$ 9,346,622